Schedule of Investments (unaudited)	iShares® North American Natural Resources ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Construction Materials — 2.1%
Eagle Materials Inc.	16,766	$1,843,254
Martin Marietta Materials Inc.	26,506	7,931,656
Summit Materials Inc., Class A(a)	50,115	1,167,178
Vulcan Materials Co.	56,478	8,025,524
		18,967,612
Containers & Packaging — 6.8%
Amcor PLC	638,654	7,938,469
AptarGroup Inc.	27,825	2,871,818
Avery Dennison Corp.	34,726	5,621,098
Ball Corp.	135,906	9,346,256
Berry Global Group Inc.(a)	55,441	3,029,296
Crown Holdings Inc.	52,261	4,816,896
Graphic Packaging Holding Co.	120,476	2,469,758
Greif Inc., Class A, NVS	11,309	705,455
International Paper Co.	157,511	6,588,685
O-I Glass Inc.(a)	66,436	930,104
Packaging Corp. of America	39,821	5,475,388
Pactiv Evergreen Inc.	17,681	176,103
Sealed Air Corp.	62,138	3,586,605
Silgan Holdings Inc.(b)	35,840	1,481,984
Sonoco Products Co.	41,365	2,359,460
Westrock Co.	108,347	4,316,544
		61,713,919
Energy Equipment & Services — 6.5%
Baker Hughes Co.	397,510	11,476,114
Cactus Inc., Class A(b)	25,646	1,032,764
ChampionX Corp.	86,436	1,715,755
Halliburton Co.	383,328	12,021,166
Helmerich & Payne Inc.	44,878	1,932,447
Liberty Energy Inc., Class A(a)(b)	46,767	596,747
NexTier Oilfield Solutions Inc.(a)	68,326	649,780
NOV Inc.	167,211	2,827,538
Patterson-UTI Energy Inc.	91,773	1,446,342
Schlumberger NV	600,699	21,480,996
TechnipFMC PLC(a)	180,345	1,213,722
Transocean Ltd.(a)	265,845	885,264
Valaris Ltd.(a)(b)	27,682	1,169,288
		58,447,923
Metals & Mining — 11.9%
Agnico Eagle Mines Ltd.(b)	193,667	8,862,202
Alamos Gold Inc., Class A(b)	167,298	1,174,432
Alcoa Corp.	78,452	3,575,842
Arconic Corp.(a)	45,401	1,273,498
B2Gold Corp.	448,273	1,519,646
Barrick Gold Corp.(b)	756,189	13,376,983
Compass Minerals International Inc.	14,546	514,783
Equinox Gold Corp.(a)(b)	118,619	526,668
First Majestic Silver Corp.(b)	96,592	693,531
Franco-Nevada Corp.	81,315	10,699,428
Freeport-McMoRan Inc.	615,915	18,021,673
Hecla Mining Co.	228,147	894,336
Kinross Gold Corp.(b)	551,204	1,973,310
Lithium Americas Corp.(a)(b)	45,167	909,212
MP Materials Corp.(a)(b)	31,572	1,012,830
Newmont Corp.	337,291	20,126,154
NovaGold Resources Inc.(a)	103,730	498,941
Pan American Silver Corp.(b)	89,318	1,756,885
Royal Gold Inc.	27,940	2,983,433
Security	Shares	Value

Metals & Mining (continued)
SSR Mining Inc.(b)	90,440	$1,510,348
Teck Resources Ltd., Class B(b)	201,110	6,147,933
Turquoise Hill Resources Ltd.(a)(b)	42,026	1,125,456
Wheaton Precious Metals Corp.(b)	191,870	6,913,076
Yamana Gold Inc.(b)	408,497	1,899,511
		107,990,111
Oil, Gas & Consumable Fuels — 72.1%
Antero Midstream Corp.	138,028	1,249,153
Antero Resources Corp.(a)	120,389	3,689,923
APA Corp.	143,749	5,016,840
California Resources Corp.(b)	32,944	1,268,344
Callon Petroleum Co.(a)	20,153	789,998
Cameco Corp.(b)	169,436	3,561,545
Canadian Natural Resources Ltd.	490,576	26,334,120
Cenovus Energy Inc.(b)	527,977	10,036,843
Cheniere Energy Inc.	100,445	13,362,198
Chesapeake Energy Corp.	48,171	3,906,668
Chevron Corp.	623,736	90,304,498
Civitas Resources Inc.	30,803	1,610,689
CNX Resources Corp.(a)	82,760	1,362,230
Comstock Resources Inc.(a)	38,548	465,660
ConocoPhillips	420,265	37,744,000
Continental Resources Inc./OK	24,637	1,610,028
Coterra Energy Inc.	342,457	8,831,966
Crescent Point Energy Corp.(b)	230,809	1,643,360
CVR Energy Inc.	12,324	412,854
Denbury Inc.(a)	21,377	1,282,406
Devon Energy Corp.	260,854	14,375,664
Diamondback Energy Inc.	70,908	8,590,504
DTE Midstream LLC(a)	41,050	2,012,271
Enbridge Inc.	861,182	36,393,551
Enerplus Corp.(b)	102,030	1,349,857
Enviva Inc.	12,145	694,937
EOG Resources Inc.	248,920	27,490,725
EQT Corp.	125,682	4,323,461
Equitrans Midstream Corp.	172,601	1,097,742
Exxon Mobil Corp.	1,082,043	92,666,163
Hess Corp.	117,732	12,472,528
HF Sinclair Corp.	63,658	2,874,795
Kinder Morgan Inc.	828,731	13,889,532
Kosmos Energy Ltd.(a)(b)	193,237	1,196,137
Magnolia Oil & Gas Corp., Class A	64,411	1,351,987
Marathon Oil Corp.	300,757	6,761,017
Marathon Petroleum Corp.	229,917	18,901,477
Matador Resources Co.	47,207	2,199,374
Murphy Oil Corp.	62,203	1,877,909
New Fortress Energy Inc.(b)	17,611	696,867
Northern Oil and Gas Inc.	27,896	704,653
Oasis Petroleum Inc.	7,817	950,938
Occidental Petroleum Corp.(b)	378,375	22,278,720
ONEOK Inc.	189,805	10,534,177
Ovintiv Inc.	109,950	4,858,690
PBF Energy Inc., Class A(a)	40,506	1,175,484
PDC Energy Inc.	40,643	2,504,015
Peabody Energy Corp.(a)(b)	45,139	962,815
Pembina Pipeline Corp.(b)	233,756	8,263,275
Phillips 66	204,460	16,763,675
Pioneer Natural Resources Co.	95,633	21,333,810
Range Resources Corp.(a)	110,321	2,730,445
SM Energy Co.	51,949	1,776,136

Schedule of Investments (unaudited) (continued)	iShares® North American Natural Resources ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.(a)	474,864	$2,967,900
Suncor Energy Inc.(b)	600,673	21,065,602
Targa Resources Corp.	96,891	5,781,486
TC Energy Corp.	416,831	21,596,014
Texas Pacific Land Corp.(b)	2,632	3,916,469
Valero Energy Corp.	174,239	18,518,121
Vermilion Energy Inc.	70,091	1,335,934
Whiting Petroleum Corp.	16,650	1,132,699
Williams Companies Inc. (The)	517,639	16,155,513
World Fuel Services Corp.	26,736	547,019
		653,553,411
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp.	34,843	1,826,121
West Fraser Timber Co. Ltd.(b)	28,205	2,164,170
		3,990,291
Total Long-Term Investments — 99.8%
(Cost: $953,024,210)		904,663,267

Short-Term Securities

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	43,325,147	43,320,814
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	300,000	$300,000

Total Short-Term Securities — 4.8%
(Cost: $43,620,660)		43,620,814

Total Investments in Securities — 104.6%
(Cost: $996,644,870)		948,284,081

Liabilities in Excess of Other Assets — (4.6)%		(41,661,601)

Net Assets — 100.0%		$906,622,480

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,685,209	$35,635,538	(a)	$—		$1,137	$(1,070)	$43,320,814	43,325,147	$11,515	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,640,000	—		(1,340,000	)(a)	—	—	300,000	300,000	2,745		—
						$1,137	$(1,070)	$43,620,814		$14,260		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	21	09/16/22	$1,568	$(205,897)
E-Mini Materials Select Sector Index	4	09/16/22	312	(29,409)
				$(235,306)

Schedule of Investments (unaudited) (continued)	iShares® North American Natural Resources ETF
June 30, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$904,663,267	$—	$—	$904,663,267
Money Market Funds	43,620,814	—	—	43,620,814
	$948,284,081	$—	$—	$948,284,081
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(235,306)	$—	$—	$(235,306)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

3